TRANSACTION WITH RELATED PARTY (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2017
Account payable to related party	$ 25,000	$ 25,000
Contributed services	31,050	37,800
Shareholder contribution	22,050	37,800
Legal Counsel [Member]
Account payable to related party	$ 25,000	$ 25,000	$ 25,000